Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Taxation on Ordinary Activities

(a) Summary of taxation on ordinary activities

	2020 £m	2019 £m	2018 £m

UK corporation tax	38	8	60

Comprising:

– current year tax expense	38	41	66

– adjustments in respect of prior periods	–	(33)	(6)

Overseas tax	2,387	2,047	2,455

Comprising:

– current year tax expense	2,369	2,074	2,460

– adjustments in respect of prior periods	18	(27)	(5)

Total current tax	2,425	2,055	2,515

Deferred tax	(317)	8	(374)

Comprising:

– deferred tax relating to origination and reversal of temporary differences	(184)	55	(304)

– deferred tax relating to changes in tax rates	(133)	(47)	(70)

	2,108	2,063	2,141

Summary of Factors Affecting Taxation Charge

The taxation charge differs from the standard 19% (2019: 19%; 2018: 19%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2020		2019		2018

	£m	%	£m	%	£m	%

Profit before tax	8,672		7,912		8,351

Less: share of post-tax results of associates and joint ventures (see note 5)	(455)		(498)		(419)

	8,217		7,414		7,932

Tax at 19% (2019 and 2018: 19%) on the above	1,561	19.0	1,409	19.0	1,507	19.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	368	4.5	353	4.8	384	4.8
Other national tax charges	142	1.7	147	2.0	204	2.6
Permanent differences	20	0.3	122	1.6	7	0.1
Overseas withholding taxes	155	1.9	106	1.4	155	1.9
Double taxation relief on UK profits	(22)	(0.3)	(29)	(0.4)	(35)	(0.4)
Unutilised/utilised tax losses	5	0.1	16	0.2	5	0.1
Adjustments in respect of prior periods	18	0.2	(60)	(0.8)	(11)	(0.1)
Deferred tax relating to changes in tax rates	(133)	(1.6)	(47)	(0.6)	(70)	(0.9)
Additional net deferred tax (credits)/charges	(6)	(0.1)	46	0.6	(5)	(0.1)

	2,108	25.7	2,063	27.8	2,141	27.0

Summary of Tax on Items Recognised Directly in Other Comprehensive Income

(f) Tax on items recognised directly in other comprehensive income

	2020 £m	2019 £m	2018 £m

Current tax	(5)	(7)	(8)

Deferred tax	23	138	(7)

Credited/(charged) to other comprehensive income	18	131	(15)